NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-14:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Janus Henderson Investments Global Technology Portfolio: Service Shares (JAGTS)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 4, 2016 to December 31, 2016 and the year ended December 31, 2017
T. Rowe Price Health Sciences Portfolio - II (TRHS2)
	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Real Estate Fund - Class I (NVRE1)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class A (ALVGIA)
4,725 shares (cost $117,127)	$157,587
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
7,546 shares (cost $107,885)	151,824
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,406 shares (cost $49,593)	75,186
Appreciation Portfolio - Initial Shares (DCAP)
3,944 shares (cost $150,960)	176,325
International Value Portfolio - Initial Shares (DVIV)
902 shares (cost $11,542)	11,064
Quality Bond Fund II - Primary Shares (FQB)
1,517 shares (cost $16,830)	16,766
VIP Equity-Income Portfolio - Service Class (FEIS)
18,783 shares (cost $415,281)	446,465
VIP Growth Portfolio - Service Class (FGS)
1,156 shares (cost $44,715)	85,247
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
18,045 shares (cost $229,614)	228,446
VIP Mid Cap Portfolio - Service Class (FMCS)
228 shares (cost $7,509)	8,787
VIP Overseas Portfolio - Service Class (FOS)
214 shares (cost $4,351)	4,869
Small Cap Value Securities Fund - Class 2 (FTVSV2)
456 shares (cost $8,188)	9,027
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,105 shares (cost $18,911)	17,095
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
1,481 shares (cost $6,309)	8,324
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,231 shares (cost $12,281)	14,557
Balanced Portfolio: Service Shares (JABS)
1,852 shares (cost $55,076)	68,677
Global Technology Portfolio: Service Shares (JAGTS)
433 shares (cost $3,352)	5,009
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
51 shares (cost $1,073)	1,239
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,758 shares (cost $27,897)	29,564
NVIT Emerging Markets Fund - Class I (GEM)
2,048 shares (cost $23,327)	28,015
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,184 shares (cost $14,752)	16,707
NVIT Money Market Fund - Class V (SAM5)
6,662 shares (cost $6,662)	6,662
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
6,130 shares (cost $72,494)	73,749
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
465 shares (cost $5,186)	5,339
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
32,312 shares (cost $306,023)	439,765
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
4,695 shares (cost $71,236)	90,656
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
8,597 shares (cost $105,663)	131,884

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

NVIT Large Cap Growth Fund - Class I (NVOLG1)
7,013 shares (cost $115,075)	$138,015
NVIT Real Estate Fund - Class I (NVRE1)
2,057 shares (cost $16,170)	13,287
Global Securities Fund/VA - Non-Service Shares (OVGS)
364 shares (cost $14,626)	17,259
All Asset Portfolio - Administrative Class (PMVAAA)
1,850 shares (cost $20,910)	20,072
Low Duration Portfolio - Administrative Class (PMVLDA)
20,843 shares (cost $212,001)	213,430
Real Return Portfolio - Administrative Class (PMVRRA)
2,122 shares (cost $27,338)	26,350
Total Return Portfolio - Administrative Class (PMVTRA)
16,271 shares (cost $178,934)	178,004
Mid Cap Value- Institutional Shares (GVMCE)
2,079 shares (cost $30,992)	35,174
Baron Growth Opportunities Fund Service Class (BNCAI)
2,066 shares (cost $72,337)	101,378
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
368 shares (cost $3,702)	3,503
Micro-Cap Portfolio - Investment Class (ROCMC)
3,056 shares (cost $30,453)	31,722
Mid-Cap Growth Portfolio - II (TRMCG2)
2,556 shares (cost $59,035)	69,294
New America Growth Portfolio (TRNAG1)
1,870 shares (cost $45,443)	53,365

Total Investments	$3,209,688

Accounts Receivable - Small Cap Value Securities Fund - Class 2 (FTVSV2)	12
Accounts Receivable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	7
Accounts Receivable - Mid Cap Value Portfolio: Class 1 (JPMMV1)	14
Accounts Receivable - Global Technology Portfolio: Service Shares (JAGTS)	3
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	5
Accounts Payable - Quality Bond Fund II - Primary Shares (FQB)	(12)
Accounts Payable - VIP Mid Cap Portfolio - Service Class (FMCS)	(7)
Accounts Payable - VIP Overseas Portfolio - Service Class (FOS)	(11)
Accounts Payable - Templeton Foreign Securities Fund - Class 2 (TIF2)	(6)
Accounts Payable - Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	(12)
Accounts Payable - NVIT Emerging Markets Fund - Class I (GEM)	(14)
Accounts Payable - Real Return Portfolio - Administrative Class (PMVRRA)	(13)
Accounts Payable - Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	(9)
Other Accounts Payable	(46)

$3,209,599

Contract Owners’ Equity:
Accumulation units	3,209,599

Total Contract Owners’ Equity (note 5)	$3,209,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVGIA	DVSCS	DSIF	DCAP	DVIV	FQB	FEIS
Reinvested dividends	$34,779	2,080	918	1,255	2,127	147	536	6,919
Mortality and expense risk charges (note 2)	(28,622)	(1,358)	(1,333)	(702)	(1,504)	(94)	(157)	(4,020)

Net investment income (loss)	6,157	722	(415)	553	623	53	379	2,899

Realized gain (loss) on investments	22,755	276	447	3,651	159	(12)	(5)	(534)
Change in unrealized gain (loss) on investments	305,502	10,504	9,427	7,747	15,896	2,334	123	36,245

Net gain (loss) on investments	328,257	10,780	9,874	11,398	16,055	2,322	118	35,711

Reinvested capital gains	109,226	12,311	6,005	1,797	19,848	-	-	8,729

Net increase (decrease) in contract owners’ equity resulting from operations	$443,640	23,813	15,464	13,748	36,526	2,375	497	47,339

Investment Activity:	FGS	FIGBS	FMCS	FOS	FTVSV2	TIF2	IVKMG1	JPMMV1
Reinvested dividends	$104	5,294	50	60	43	415	-	108
Mortality and expense risk charges (note 2)	(777)	(2,150)	(75)	(41)	(78)	(152)	(72)	(129)

Net investment income (loss)	(673)	3,144	(25)	19	(35)	263	(72)	(21)

Realized gain (loss) on investments	6,661	(7)	12	2	3	(29)	24	18
Change in unrealized gain (loss) on investments	11,468	2,879	1,093	1,070	238	2,073	1,025	1,041

Net gain (loss) on investments	18,129	2,872	1,105	1,072	241	2,044	1,049	1,059

Reinvested capital gains	5,936	1,009	358	4	587	-	489	602

Net increase (decrease) in contract owners’ equity resulting from operations	$23,392	7,025	1,438	1,095	793	2,307	1,466	1,640

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	JABS	JAGTS	LOVMCV	NVAMV1	GEM	GVDMA	SAM5	NVMIG1
Reinvested dividends	$888	19	7	484	335	260	31	848
Mortality and expense risk charges (note 2)	(605)	(40)	(11)	(265)	(231)	(147)	(62)	(641)

Net investment income (loss)	283	(21)	(4)	219	104	113	(31)	207

Realized gain (loss) on investments	128	12	4	42	14	24	-	(59)
Change in unrealized gain (loss) on investments	9,455	1,284	(49)	806	7,914	1,106	-	14,405

Net gain (loss) on investments	9,583	1,296	(45)	848	7,928	1,130	-	14,346

Reinvested capital gains	123	246	119	1,034	-	1,011	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,989	1,521	70	2,101	8,032	2,254	(31)	14,553

Investment Activity:	GVDIV2	NVMLG1	SCGF	SCVF	NVOLG1	NVRE1	OVGS	PMVAAA
Reinvested dividends	$121	1,434	-	651	619	291	140	901
Mortality and expense risk charges (note 2)	(45)	(3,770)	(778)	(1,178)	(1,178)	(122)	(143)	(180)

Net investment income (loss)	76	(2,336)	(778)	(527)	(559)	169	(3)	721

Realized gain (loss) on investments	(2)	5,393	214	336	191	3	5	(16)
Change in unrealized gain (loss) on investments	868	80,163	17,311	4,027	25,913	314	4,513	1,523

Net gain (loss) on investments	866	85,556	17,525	4,363	26,104	317	4,518	1,507

Reinvested capital gains	-	16,815	649	5,969	3,032	207	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$942	100,035	17,396	9,805	28,577	693	4,515	2,228

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	GVMCE	BNCAI	PIHYB1	ROCMC	TRMCG2
Reinvested dividends	$2,854	618	3,553	252	-	157	209	-
Mortality and expense risk charges (note 2)	(2,029)	(247)	(1,673)	(315)	(941)	(32)	(290)	(604)

Net investment income (loss)	825	371	1,880	(63)	(941)	125	(81)	(604)

Realized gain (loss) on investments	(13)	(6)	98	55	5,517	(3)	(60)	92
Change in unrealized gain (loss) on investments	13	321	4,739	1,320	14,257	86	(1,859)	5,503

Net gain (loss) on investments	-	315	4,837	1,375	19,774	83	(1,919)	5,595

Reinvested capital gains	-	-	-	1,892	3,918	-	3,277	8,090

Net increase (decrease) in contract owners’ equity resulting from operations	$825	686	6,717	3,204	22,751	208	1,277	13,081

Investment Activity:	TRNAG1
Reinvested dividends	$51
Mortality and expense risk charges (note 2)	(453)

Net investment income (loss)	(402)

Realized gain (loss) on investments	120
Change in unrealized gain (loss) on investments	8,406

Net gain (loss) on investments	8,526

Reinvested capital gains	5,169

Net increase (decrease) in contract owners’ equity resulting from operations	$13,293

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ALVGIA		DVSCS		DSIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$6,157	12,242	722	79	(415)	(59)	553	766
Realized gain (loss) on investments	22,755	21,272	276	167	447	256	3,651	3,073
Change in unrealized gain (loss) on investments	305,502	(33,964)	10,504	4,727	9,427	16,305	7,747	641
Reinvested capital gains	109,226	193,468	12,311	7,462	6,005	9,667	1,797	2,580

Net increase (decrease) in contract owners’ equity resulting from operations	443,640	193,018	23,813	12,435	15,464	26,169	13,748	7,060

Equity transactions:
Transfers between funds	-	-	-	-	-	3,548	-	3,549
Redemptions	(59,999)	(66,840)	-	-	-	-	(12,286)	(12,348)
Contract maintenance charges (note 2)	(357)	(388)	-	-	(14)	(8)	(53)	(46)
Adjustments to maintain reserves	(69)	(56)	(4)	(3)	11	(21)	4	-

Net equity transactions	(60,425)	(67,284)	(4)	(3)	(3)	3,519	(12,335)	(8,845)

Net change in contract owners’ equity	383,215	125,734	23,809	12,432	15,461	29,688	1,413	(1,785)
Contract owners’ equity beginning of period	2,826,384	2,700,650	133,766	121,334	136,362	106,674	73,775	75,560

Contract owners’ equity end of period	$3,209,599	2,826,384	157,575	133,766	151,823	136,362	75,188	73,775

CHANGES IN UNITS:
Beginning units	144,020	147,038	5,454	5,454	3,725	3,629	2,874	3,257
Units purchased	-	634	-	-	-	96	-	137
Units redeemed	(2,328)	(3,652)	-	-	-	-	(441)	(520)

Ending units	141,692	144,020	5,454	5,454	3,725	3,725	2,433	2,874

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	DCAP		DVIV		FQB		FEIS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$623	942	53	87	379	422	2,899	4,965
Realized gain (loss) on investments	159	117	(12)	(25)	(5)	(4)	(534)	(2,265)
Change in unrealized gain (loss) on investments	15,896	(11,365)	2,334	(272)	123	33	36,245	32,960
Reinvested capital gains	19,848	19,309	-	-	-	-	8,729	23,700

Net increase (decrease) in contract owners’ equity resulting from operations	36,526	9,003	2,375	(210)	497	451	47,339	59,360

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	(10,543)	(10,682)
Contract maintenance charges (note 2)	-	-	-	-	(13)	(14)	(15)	(14)
Adjustments to maintain reserves	1	(1)	(2)	(2)	(3)	(2)	(3)	(12)

Net equity transactions	1	(1)	(2)	(2)	(16)	(16)	(10,561)	(10,708)

Net change in contract owners’ equity	36,527	9,002	2,373	(212)	481	435	36,778	48,652
Contract owners’ equity beginning of period	139,809	130,807	8,690	8,902	16,273	15,838	409,676	361,024

Contract owners’ equity end of period	$176,336	139,809	11,063	8,690	16,754	16,273	446,454	409,676

CHANGES IN UNITS:
Beginning units	6,354	6,354	537	537	1,089	1,090	17,418	17,926
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	-	(1)	(1)	(430)	(508)

Ending units	6,354	6,354	537	537	1,088	1,089	16,988	17,418

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	FGS		FIGBS		FMCS		FOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(673)	(736)	3,144	3,048	(25)	(34)	19	18
Realized gain (loss) on investments	6,661	6,246	(7)	2	12	18	2	(5)
Change in unrealized gain (loss) on investments	11,468	(13,741)	2,879	4,617	1,093	349	1,070	(261)
Reinvested capital gains	5,936	7,774	1,009	105	358	416	4	7

Net increase (decrease) in contract owners’ equity resulting from operations	23,392	(457)	7,025	7,772	1,438	749	1,095	(241)

Equity transactions:
Transfers between funds	-	-	-	-	-	(112)	-	-
Redemptions	(12,098)	(11,805)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(34)	(34)	-	-	(18)	(19)	(10)	(11)
Adjustments to maintain reserves	(8)	(3)	(2)	(2)	(9)	2	(16)	9

Net equity transactions	(12,140)	(11,842)	(2)	(2)	(27)	(129)	(26)	(2)

Net change in contract owners’ equity	11,252	(12,299)	7,023	7,770	1,411	620	1,069	(243)
Contract owners’ equity beginning of period	73,988	86,287	221,429	213,659	7,369	6,749	3,789	4,032

Contract owners’ equity end of period	$85,240	73,988	228,452	221,429	8,780	7,369	4,858	3,789

CHANGES IN UNITS:
Beginning units	3,127	3,638	15,255	15,255	293	298	190	190
Units purchased	-	-	-	-	-	2	-	-
Units redeemed	(433)	(511)	-	-	(1)	(7)	(1)	-

Ending units	2,694	3,127	15,255	15,255	292	293	189	190

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	FTVSV2		TIF2		IVKMG1		JPMMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(35)	(9)	263	139	(72)	(63)	(21)	(9)
Realized gain (loss) on investments	3	(4)	(29)	(47)	24	16	18	7
Change in unrealized gain (loss) on investments	238	817	2,073	525	1,025	(657)	1,041	937
Reinvested capital gains	587	1,054	-	242	489	690	602	614

Net increase (decrease) in contract owners’ equity resulting from operations	793	1,858	2,307	859	1,466	(14)	1,640	1,549

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(29)	(28)	(1)	(1)	(12)	(12)	-	-
Adjustments to maintain reserves	4	8	(1)	(1)	11	(2)	-	-

Net equity transactions	(25)	(20)	(2)	(2)	(1)	(14)	-	-

Net change in contract owners’ equity	768	1,838	2,305	857	1,465	(28)	1,640	1,549
Contract owners’ equity beginning of period	8,271	6,433	14,784	13,927	6,866	6,894	12,931	11,382

Contract owners’ equity end of period	$9,039	8,271	17,089	14,784	8,331	6,866	14,571	12,931

CHANGES IN UNITS:
Beginning units	341	342	727	727	484	485	414	414
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(1)	-	-	-	(1)	-	-

Ending units	340	341	727	727	484	484	414	414

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	JABS		JAGTS		LOVMCV		NVAMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$283	604	(21)	(30)	(4)	(3)	219	347
Realized gain (loss) on investments	128	621	12	51	4	1	42	585
Change in unrealized gain (loss) on investments	9,455	(26)	1,284	373	(49)	95	806	1,358
Reinvested capital gains	123	827	246	130	119	63	1,034	2,449

Net increase (decrease) in contract owners’ equity resulting from operations	9,989	2,026	1,521	524	70	156	2,101	4,739

Equity transactions:
Transfers between funds	-	(3,682)	-	2,975	-	-	-	-
Redemptions	-	-	-	-	-	-	-	(2,889)
Contract maintenance charges (note 2)	(23)	(29)	(6)	(6)	(4)	(4)	-	(12)
Adjustments to maintain reserves	(1)	17	5	(1)	(18)	4	(1)	2

Net equity transactions	(24)	(3,694)	(1)	2,968	(22)	-	(1)	(2,899)

Net change in contract owners’ equity	9,965	(1,668)	1,520	3,492	48	156	2,100	1,840
Contract owners’ equity beginning of period	58,722	60,390	3,492	-	1,179	1,023	27,461	25,621

Contract owners’ equity end of period	$68,687	58,722	5,012	3,492	1,227	1,179	29,561	27,461

CHANGES IN UNITS:
Beginning units	2,472	2,627	206	-	60	60	1,044	1,162
Units purchased	-	-	-	230	-	-	-	-
Units redeemed	(1)	(155)	-	(24)	(1)	-	-	(118)

Ending units	2,471	2,472	206	206	59	60	1,044	1,044

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	GEM		GVDMA		SAM5		NVMIG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$104	(21)	113	146	(31)	(61)	207	317
Realized gain (loss) on investments	14	(36)	24	10	-	-	(59)	(117)
Change in unrealized gain (loss) on investments	7,914	1,313	1,106	(174)	-	-	14,405	(3,390)
Reinvested capital gains	-	-	1,011	778	-	-	-	1,329

Net increase (decrease) in contract owners’ equity resulting from operations	8,032	1,256	2,254	760	(31)	(61)	14,553	(1,861)

Equity transactions:
Transfers between funds	-	-	-	3,548	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(4)	(6)	-	-	-	-	-
Adjustments to maintain reserves	(29)	3	4	(3)	(2)	(1)	(1)	(1)

Net equity transactions	(33)	(1)	(2)	3,545	(2)	(1)	(1)	(1)

Net change in contract owners’ equity	7,999	1,255	2,252	4,305	(33)	(62)	14,552	(1,862)
Contract owners’ equity beginning of period	20,002	18,747	14,457	10,152	6,694	6,756	59,200	61,062

Contract owners’ equity end of period	$28,001	20,002	16,709	14,457	6,661	6,694	73,752	59,200

CHANGES IN UNITS:
Beginning units	807	807	660	498	653	653	6,366	6,366
Units purchased	-	-	-	162	-	-	-	-
Units redeemed	(1)	-	-	-	-	-	-	-

Ending units	806	807	660	660	653	653	6,366	6,366

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	GVDIV2		NVMLG1		SCGF		SCVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$76	71	(2,336)	(322)	(778)	(642)	(527)	(286)
Realized gain (loss) on investments	(2)	(9)	5,393	4,986	214	157	336	201
Change in unrealized gain (loss) on investments	868	108	80,163	(50,799)	17,311	(9,827)	4,027	13,822
Reinvested capital gains	-	-	16,815	50,233	649	15,285	5,969	10,477

Net increase (decrease) in contract owners’ equity resulting from operations	942	170	100,035	4,098	17,396	4,973	9,805	24,214

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	(10,473)	(10,627)	-	-	-	-
Contract maintenance charges (note 2)	(3)	(4)	-	-	-	-	-	-
Adjustments to maintain reserves	2	3	(2)	(7)	(5)	(3)	(3)	(2)

Net equity transactions	(1)	(1)	(10,475)	(10,634)	(5)	(3)	(3)	(2)

Net change in contract owners’ equity	941	169	89,560	(6,536)	17,391	4,970	9,802	24,212
Contract owners’ equity beginning of period	4,403	4,234	350,206	356,742	73,252	68,282	122,077	97,865

Contract owners’ equity end of period	$5,344	4,403	439,766	350,206	90,643	73,252	131,879	122,077

CHANGES IN UNITS:
Beginning units	500	500	22,439	23,137	3,324	3,324	3,636	3,636
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(591)	(698)	-	-	-	-

Ending units	500	500	21,848	22,439	3,324	3,324	3,636	3,636

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	NVOLG1		NVRE1		OVGS		PMVAAA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(559)	(200)	169	140	(3)	15	721	296
Realized gain (loss) on investments	191	177	3	4	5	(352)	(16)	(32)
Change in unrealized gain (loss) on investments	25,913	(21,238)	314	(393)	4,513	(667)	1,523	1,631
Reinvested capital gains	3,032	24,088	207	1,000	-	821	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,577	2,827	693	751	4,515	(183)	2,228	1,895

Equity transactions:
Transfers between funds	-	-	-	-	-	(3,256)	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(30)	-	-	(8)	(8)	(8)	(8)
Adjustments to maintain reserves	1	5	(2)	(1)	3	(21)	5	(9)

Net equity transactions	(29)	(25)	(2)	(1)	(5)	(3,285)	(3)	(17)

Net change in contract owners’ equity	28,548	2,802	691	750	4,510	(3,468)	2,225	1,878
Contract owners’ equity beginning of period	109,471	106,669	12,596	11,846	12,750	16,218	17,852	15,974

Contract owners’ equity end of period	$138,019	109,471	13,287	12,596	17,260	12,750	20,077	17,852

CHANGES IN UNITS:
Beginning units	4,410	4,411	855	855	456	575	1,061	1,062
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(1)	-	-	-	(119)	-	(1)

Ending units	4,409	4,410	855	855	456	456	1,061	1,061

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	PMVLDA		PMVRRA		PMVTRA		GVMCE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$825	1,151	371	340	1,880	1,979	(63)	138
Realized gain (loss) on investments	(13)	(13)	(6)	(6)	98	347	55	14
Change in unrealized gain (loss) on investments	13	(196)	321	701	4,739	714	1,320	3,374
Reinvested capital gains	-	-	-	-	-	-	1,892	17

Net increase (decrease) in contract owners’ equity resulting from operations	825	942	686	1,035	6,717	3,040	3,204	3,543

Equity transactions:
Transfers between funds	-	-	-	(14)	-	-	-	-
Redemptions	-	-	-	-	-	(3,952)	-	-
Contract maintenance charges (note 2)	-	-	(3)	(3)	(8)	(26)	(18)	(18)
Adjustments to maintain reserves	11	1	(11)	(1)	-	10	17	(11)

Net equity transactions	11	1	(14)	(18)	(8)	(3,968)	(1)	(29)

Net change in contract owners’ equity	836	943	672	1,017	6,709	(928)	3,203	3,514
Contract owners’ equity beginning of period	212,589	211,646	25,665	24,648	171,279	172,207	31,978	28,464

Contract owners’ equity end of period	$213,425	212,589	26,337	25,665	177,988	171,279	35,181	31,978

CHANGES IN UNITS:
Beginning units	16,184	16,184	1,671	1,672	10,335	10,569	1,004	1,005
Units purchased	-	-	-	3	-	-	-	-
Units redeemed	-	-	(1)	(4)	(1)	(234)	-	(1)

Ending units	16,184	16,184	1,670	1,671	10,334	10,335	1,004	1,004

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	BNCAI		PIHYB1		ROCMC		TRHS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(941)	(443)	125	124	(81)	(56)	-	(27)
Realized gain (loss) on investments	5,517	5,392	(3)	(7)	(60)	(99)	-	1,196
Change in unrealized gain (loss) on investments	14,257	(7,474)	86	269	(1,859)	4,926	-	(1,544)
Reinvested capital gains	3,918	6,701	-	-	3,277	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,751	4,176	208	386	1,277	4,771	-	(375)

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	(2,946)
Redemptions	(14,599)	(14,537)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(15)	(10)	(10)	-	-	-	(6)
Adjustments to maintain reserves	(12)	(9)	(14)	9	(2)	(2)	-	(7)

Net equity transactions	(14,626)	(14,561)	(24)	(1)	(2)	(2)	-	(2,959)

Net change in contract owners’ equity	8,125	(10,385)	184	385	1,275	4,769	-	(3,334)
Contract owners’ equity beginning of period	93,243	103,628	3,310	2,925	30,443	25,674	-	3,334

Contract owners’ equity end of period	$101,368	93,243	3,494	3,310	31,718	30,443	-	-

CHANGES IN UNITS:
Beginning units	3,071	3,569	158	158	1,270	1,270	-	103
Units purchased	-	-	-	-	-	-	-	4
Units redeemed	(422)	(498)	(1)	-	-	-	-	(107)

Ending units	2,649	3,071	157	158	1,270	1,270	-	-

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	TRMCG2		TRNAG1
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(604)	(511)	(402)	(380)
Realized gain (loss) on investments	92	27	120	622
Change in unrealized gain (loss) on investments	5,503	(495)	8,406	(2,040)
Reinvested capital gains	8,090	3,671	5,169	1,979

Net increase (decrease) in contract owners’ equity resulting from operations	13,081	2,692	13,293	181

Equity transactions:
Transfers between funds	-	-	-	(3,610)
Redemptions	-	-	-	-
Contract maintenance charges (note 2)	-	-	(12)	(18)
Adjustments to maintain reserves	(4)	(1)	7	-

Net equity transactions	(4)	(1)	(5)	(3,628)

Net change in contract owners’ equity	13,077	2,691	13,288	(3,447)
Contract owners’ equity beginning of period	56,207	53,516	40,078	43,525

Contract owners’ equity end of period	$69,284	56,207	53,366	40,078

CHANGES IN UNITS:
Beginning units	1,503	1,503	1,593	1,736
Units purchased	-	-	-	-
Units redeemed	-	-	-	(143)

Ending units	1,503	1,503	1,593	1,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-14 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

AMERICAN CENTURY INVESTORS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)*

VP International Fund - Class I (ACVI)*

VP Ultra(R) Fund - Class I (ACVU1)*

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

DREYFUS CORPORATION

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

INVESCO INVESTMENTS

VI Value Opportunities Fund - Series I Shares (AVBVI)*

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)*

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)*

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund: Class II (NVIE6)*

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Invesco NVIT Comstock Value Fund - Class I (EIF)*

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value - Institutional Shares (GVMCE)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

*	At December 31, 2017, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charge for contracts offered through the Separate Account is 0.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,209,688	$-	$-	$3,209,688

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class A (ALVGIA)	$14,392	$1,365
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	6,922	1,354
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,052	13,048
Appreciation Portfolio - Initial Shares (DCAP)	21,975	1,510
International Value Portfolio - Initial Shares (DVIV)	146	99
Quality Bond Fund II - Primary Shares (FQB)	536	169
VIP Equity-Income Portfolio - Service Class (FEIS)	15,648	14,584
VIP Growth Portfolio - Service Class (FGS)	6,040	12,915
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	6,302	2,156
VIP Mid Cap Portfolio - Service Class (FMCS)	408	93
VIP Overseas Portfolio - Service Class (FOS)	65	60
Small Cap Value Securities Fund - Class 2 (FTVSV2)	630	114
Templeton Foreign Securities Fund - Class 2 (TIF2)	415	154
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	489	90
Mid Cap Value Portfolio: Class 1 (JPMMV1)	711	129
Balanced Portfolio: Service Shares (JABS)	1,011	632
Global Technology Portfolio: Service Shares (JAGTS)	265	46
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	127	16
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,518	270
NVIT Emerging Markets Fund - Class I (GEM)	335	242
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,272	159
NVIT Money Market Fund - Class V (SAM5)	32	68
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	848	646
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	121	54
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	18,250	14,250
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	648	784
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,620	1,185
NVIT Large Cap Growth Fund - Class I (NVOLG1)	3,651	1,215
NVIT Real Estate Fund - Class I (NVRE1)	498	122
Global Securities Fund/VA - Non-Service Shares (OVGS)	141	161
All Asset Portfolio - Administrative Class (PMVAAA)	900	194
Low Duration Portfolio - Administrative Class (PMVLDA)	2,853	2,035
Real Return Portfolio - Administrative Class (PMVRRA)	618	249
Total Return Portfolio - Administrative Class (PMVTRA)	3,552	1,685
Mid Cap Value- Institutional Shares (GVMCE)	2,144	333
Baron Growth Opportunities Fund Service Class (BNCAI)	3,918	15,562
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	156	47
Micro-Cap Portfolio - Investment Class (ROCMC)	3,486	295
Health Sciences Portfolio - II (TRHS2)	-	4
Mid-Cap Growth Portfolio - II (TRMCG2)	8,090	609
New America Growth Portfolio (TRNAG1)	5,220	473

	$144,005	$89,176

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Growth and Income Portfolio - Class A (ALVGIA)
2017	0.95%	5,454	$28.89	$157,575	1.45%	17.80%
2016	0.95%	5,454	24.53	133,766	1.01%	10.25%
2015	0.95%	5,454	22.25	121,334	1.44%	0.74%
2014	0.95%	5,454	22.08	120,448	1.36%	8.50%
2013	0.95%	5,454	20.35	111,011	1.35%	33.68%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.95%	3,725	40.76	151,823	0.65%	11.34%
2016	0.95%	3,725	36.61	136,362	0.89%	24.54%
2015	0.95%	3,629	29.39	106,674	0.73%	-3.26%
2014	0.95%	3,629	30.38	110,266	0.57%	4.12%
2013	0.95%	3,629	29.18	105,900	1.07%	39.38%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.95%	2,433	30.90	75,188	1.69%	20.39%
2016	0.95%	2,874	25.67	73,775	2.00%	10.65%
2015	0.95%	3,257	23.20	75,560	1.80%	0.15%
2014	0.95%	3,774	23.17	87,426	1.74%	12.35%
2013	0.95%	4,144	20.62	85,448	1.86%	30.77%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.95%	6,354	27.75	176,336	1.35%	26.13%
2016	0.95%	6,354	22.00	139,809	1.65%	6.88%
2015	0.95%	6,354	20.59	130,807	1.71%	-3.40%
2014	0.95%	6,464	21.31	137,749	1.85%	7.06%
2013	0.95%	6,464	19.90	128,659	1.97%	19.95%
International Value Portfolio - Initial Shares (DVIV)
2017	0.95%	537	20.60	11,063	1.47%	27.30%
2016	0.95%	537	16.18	8,690	1.95%	-2.38%
2015	0.95%	537	16.58	8,902	2.22%	-3.64%
2014	0.95%	537	17.20	9,239	1.60%	-10.18%
2013	0.95%	537	19.15	10,286	2.01%	21.83%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.95%	1,088	15.40	16,754	3.22%	3.05%
2016	0.95%	1,089	14.94	16,273	3.53%	2.84%
2015	0.95%	1,090	14.53	15,838	3.74%	-1.19%
2014	0.95%	1,091	14.71	16,044	3.70%	2.81%
2013	0.95%	1,092	14.30	15,620	4.16%	0.08%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.95%	16,988	26.28	446,454	1.63%	11.74%
2016	0.95%	17,418	23.52	409,676	2.27%	16.79%
2015	0.95%	17,926	20.14	361,024	3.09%	-5.00%
2014	0.95%	18,555	21.20	393,359	2.78%	7.61%
2013	0.95%	18,916	19.70	372,637	2.49%	26.80%
VIP Growth Portfolio - Service Class (FGS)
2017	0.95%	2,694	31.64	85,240	0.13%	33.72%
2016	0.95%	3,127	23.66	73,988	0.00%	-0.24%
2015	0.95%	3,638	23.72	86,287	0.15%	6.04%
2014	0.95%	4,283	22.37	95,802	0.09%	10.13%
2013	0.95%	4,646	20.31	94,361	0.20%	34.91%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.95%	15,255	14.98	228,452	2.34%	3.17%
2016	0.95%	15,255	14.52	221,429	2.33%	3.64%
2015	0.95%	15,255	14.01	213,659	2.52%	-1.65%
2014	0.95%	15,464	14.24	220,218	6.80%	4.75%
2013	0.95%	210	13.60	2,855	2.32%	-2.82%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.95%	292	30.07	8,780	0.63%	19.56%
2016	0.95%	293	25.15	7,369	0.43%	11.05%
2015	0.95%	298	22.65	6,749	0.33%	-2.44%
2014	0.95%	472	23.21	10,956	0.19%	5.19%
2013	0.95%	388	22.07	8,562	0.34%	34.77%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class (FOS)
2017	0.95%	189	$25.70	$4,858	1.36%	28.87%
2016	0.95%	190	19.94	3,789	1.38%	-6.02%
2015	0.95%	190	21.22	4,032	1.27%	2.51%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.95%	340	26.59	9,039	0.51%	9.60%
2016	0.95%	341	24.26	8,271	0.81%	28.95%
2015	0.95%	342	18.81	6,433	0.62%	-8.27%
2014	0.95%	362	20.50	7,423	0.62%	-0.38%
2013	0.95%	364	20.58	7,492	1.30%	34.94%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.95%	727	23.51	17,089	2.58%	15.59%
2016	0.95%	727	20.34	14,784	1.93%	6.16%
2015	0.95%	727	19.16	13,927	3.23%	-7.38%
2014	0.95%	727	20.68	15,036	1.88%	-11.98%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.95%	484	17.21	8,331	0.00%	21.33%
2016	0.95%	484	14.19	6,866	0.00%	-0.20%
2015	0.95%	485	14.22	6,894	0.00%	0.24%
2014	0.95%	486	14.18	6,892	0.00%	7.01%
2013	0.95%	487	13.25	6,453	0.42%	35.71%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.95%	414	35.20	14,571	0.79%	12.69%
2016	0.95%	414	31.23	12,931	0.85%	13.61%
2015	0.95%	414	27.49	11,382	0.99%	-3.58%
2014	0.95%	414	28.51	11,805	0.79%	14.01%
2013	0.95%	484	25.01	12,104	0.92%	31.04%
Balanced Portfolio: Service Shares (JABS)
2017	0.95%	2,471	27.80	68,687	1.39%	17.02%
2016	0.95%	2,472	23.76	58,722	1.96%	3.34%
2015	0.95%	2,627	22.99	60,390	1.65%	-0.54%
2014	0.95%	2,681	23.11	61,968	1.52%	7.21%
2013	0.95%	2,682	21.56	57,822	2.37%	18.66%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.95%	206	24.33	5,012	0.44%	43.54%
2016	0.95%	206	16.95	3,492	0.09%	12.77%
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2017	0.95%	59	20.79	1,227	0.62%	5.82%
2016	0.95%	60	19.65	1,179	0.52%	15.29%
2015	0.95%	60	17.04	1,023	0.59%	-4.70%
2014	0.95%	60	17.88	1,073	0.45%	10.47%
2013	0.95%	60	16.19	971	0.43%	29.08%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.95%	1,044	28.31	29,561	1.73%	7.65%
2016	0.95%	1,044	26.30	27,461	2.25%	19.30%
2015	0.95%	1,162	22.05	25,621	2.45%	-5.18%
2014	0.95%	1,163	23.25	27,045	2.05%	12.04%
2013	0.95%	1,163	20.75	24,138	2.16%	30.65%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.95%	806	34.74	28,001	1.37%	40.16%
2016	0.95%	807	24.79	20,002	0.83%	6.70%
2015	0.95%	807	23.23	18,747	0.84%	-16.79%
2014	0.95%	807	27.92	22,531	0.85%	-6.40%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.95%	660	$25.32	$16,709	1.67%	15.57%
2016	0.95%	660	21.90	14,457	2.30%	7.45%
2015	0.95%	498	20.39	10,152	1.50%	-1.67%
2014	0.95%	498	20.73	10,325	1.71%	3.96%
2013	0.95%	498	19.94	9,931	1.68%	21.22%
NVIT Money Market Fund - Class V (SAM5)
2017	0.95%	653	10.20	6,661	0.47%	-0.48%
2016	0.95%	653	10.25	6,694	0.03%	-0.92%
2015	0.95%	653	10.35	6,756	0.00%	-0.95%
2014	0.95%	653	10.44	6,820	0.00%	-0.95%
2013	0.95%	653	10.54	6,886	0.00%	-0.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.95%	6,366	11.59	73,752	1.26%	24.58%
2016	0.95%	6,366	9.30	59,200	1.47%	-3.05%
2015	0.95%	6,366	9.59	61,062	0.73%	-1.44%
2014	0.95%	6,366	9.73	61,952	1.07%	-2.68%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.95%	500	10.69	5,344	2.48%	21.37%
2016	0.95%	500	8.81	4,403	2.63%	3.99%
2015	0.95%	500	8.47	4,234	1.05%	-6.24%
2014	0.95%	501	9.03	4,525	1.80%	-9.68%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.95%	21,848	20.13	439,766	0.36%	28.97%
2016	0.95%	22,439	15.61	350,206	0.85%	1.22%
2015	0.95%	23,137	15.42	356,742	0.47%	2.45%
2014	0.95%	23,829	15.05	358,619	0.50%	9.39%
2013	0.95%	24,324	13.76	334,655	0.79%	33.46%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.95%	3,324	27.27	90,643	0.00%	23.74%
2016	0.95%	3,324	22.04	73,252	0.00%	7.28%
2015	0.95%	3,324	20.54	68,282	0.00%	-0.20%
2014	0.95%	3,392	20.58	69,819	0.00%	1.83%
2013	0.95%	3,324	20.21	67,186	0.00%	42.92%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.95%	3,636	36.27	131,879	0.52%	8.03%
2016	0.95%	3,636	33.57	122,077	0.67%	24.74%
2015	0.95%	3,636	26.92	97,865	0.71%	-6.92%
2014	0.95%	3,636	28.92	105,136	0.52%	6.01%
2013	0.95%	3,636	27.28	99,180	0.86%	39.07%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.95%	4,409	31.30	138,019	0.50%	26.11%
2016	0.95%	4,410	24.82	109,471	0.76%	2.65%
2015	0.95%	4,411	24.18	106,669	0.63%	4.09%
2014	0.95%	4,684	23.23	108,815	0.74%	7.77%
2013	0.95%	4,686	21.56	101,016	0.81%	35.40%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.95%	855	15.54	13,287	2.24%	5.49%
2016	0.95%	855	14.73	12,596	2.07%	6.33%
2015	0.95%	855	13.85	11,846	2.75%	-6.26%
2014	0.95%	855	14.78	12,636	3.01%	27.66%
2013	0.95%	855	11.58	9,899	1.14%	2.07%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.95%	456	37.85	17,260	0.93%	35.37%
2016	0.95%	456	27.96	12,750	1.03%	-0.87%
2015	0.95%	575	28.21	16,218	1.19%	2.96%
2014	0.95%	457	27.40	12,520	1.09%	1.32%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
All Asset Portfolio - Administrative Class (PMVAAA)
2017	0.95%	1,061	$18.92	$20,077	4.72%	12.47%
2016	0.95%	1,061	16.83	17,852	2.67%	11.86%
2015	0.95%	1,062	15.04	15,974	3.39%	-9.85%
2014	0.95%	1,062	16.69	17,720	5.26%	-0.48%
2013	0.95%	1,063	16.77	17,822	4.19%	-0.68%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.95%	16,184	13.19	213,425	1.34%	0.39%
2016	0.95%	16,184	13.14	212,589	1.49%	0.45%
2015	0.95%	16,184	13.08	211,646	3.45%	-0.64%
2014	0.95%	16,184	13.16	213,018	1.13%	-0.11%
2013	0.95%	16,184	13.18	213,251	1.45%	-1.08%
Real Return Portfolio - Administrative Class (PMVRRA)
2017	0.95%	1,670	15.77	26,337	2.37%	2.68%
2016	0.95%	1,671	15.36	25,665	2.27%	4.19%
2015	0.95%	1,672	14.74	24,648	4.11%	-3.63%
2014	0.95%	1,698	15.30	25,974	1.41%	2.11%
2013	0.95%	1,698	14.98	25,436	1.73%	-10.08%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.95%	10,334	17.22	177,988	2.02%	3.93%
2016	0.95%	10,335	16.57	171,279	2.08%	1.71%
2015	0.95%	10,569	16.29	172,207	5.00%	-0.52%
2014	0.95%	10,570	16.38	173,121	1.98%	3.28%
2013	0.95%	23,821	15.86	377,761	2.20%	-2.89%
Mid Cap Value - Institutional Shares (GVMCE)
2017	0.95%	1,004	35.04	35,181	0.76%	10.02%
2016	0.95%	1,004	31.85	31,978	1.41%	12.46%
2015	0.95%	1,005	28.32	28,464	0.41%	-10.10%
2014	0.95%	1,005	31.51	31,664	1.03%	12.49%
2013	0.95%	1,087	28.01	30,444	0.88%	31.63%
Baron Growth Opportunities Fund Service Class (BNCAI)
2017	0.95%	2,649	38.27	101,368	0.00%	26.03%
2016	0.95%	3,071	30.36	93,243	0.48%	4.57%
2015	0.95%	3,569	29.04	103,628	0.00%	-5.68%
2014	0.95%	4,062	30.78	125,039	0.18%	3.86%
2013	0.95%	4,416	29.64	130,886	0.44%	38.73%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2017	0.95%	157	22.25	3,494	4.56%	6.24%
2016	0.95%	158	20.95	3,310	4.90%	13.16%
2015	0.95%	158	18.51	2,925	4.77%	-4.85%
2014	0.95%	159	19.45	3,093	4.73%	-0.87%
2013	0.95%	159	19.62	3,120	5.27%	10.99%
Micro-Cap Portfolio - Investment Class (ROCMC)
2017	0.95%	1,270	24.98	31,718	0.68%	4.19%
2016	0.95%	1,270	23.97	30,443	0.73%	18.58%
2015	0.95%	1,270	20.22	25,674	0.00%	-13.29%
2014	0.95%	1,270	23.31	29,609	0.00%	-4.49%
2013	0.95%	1,329	24.41	32,442	0.51%	19.84%
Health Sciences Portfolio - II (TRHS2)
2015	0.95%	103	32.37	3,334	0.00%	11.40%
2014	0.95%	146	29.06	4,242	0.00%	29.98%
2013	0.95%	146	22.35	3,264	0.00%	49.08%
Mid-Cap Growth Portfolio - II (TRMCG2)
2017	0.95%	1,503	46.10	69,284	0.00%	23.27%
2016	0.95%	1,503	37.40	56,207	0.00%	5.03%
2015	0.95%	1,503	35.61	53,516	0.00%	5.26%
2014	0.95%	1,503	33.83	50,840	0.00%	11.75%
2013	0.95%	1,503	30.27	45,494	0.00%	35.10%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
New America Growth Portfolio (TRNAG1)
2017	0.95%	1,593	$33.50	$53,366	0.11%	33.16%
2016	0.95%	1,593	25.16	40,078	0.04%	0.35%
2015	0.95%	1,736	25.07	43,525	0.00%	7.57%
2014	0.95%	1,594	23.31	37,153	0.00%	8.30%
2013	0.95%	1,717	21.52	36,954	0.00%	36.70%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	592	20.87	12,357	1.35%	26.13%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	906	18.86	17,088	2.36%	21.81%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	1,148	20.98	24,082	1.18%	-0.21%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	266	15.86	4,220	1.26%	-9.05%
2013	0.95%	266	17.44	4,640	1.34%	29.06%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	5,482	11.53	63,185	1.32%	20.19%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)

2013	0.95%	392	12.91	5,059	2.49%	19.95%

2017	Contract Owners’ Equity:				$3,209,599
2016	Contract Owners’ Equity:				$2,826,384
2015	Contract Owners’ Equity:				$2,700,650
2014	Contract Owners’ Equity:				$2,822,140
2013	Contract Owners’ Equity:				$2,716,357
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.